Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Parenthetical) (Detail) (PME Multi-employer plan [Member])	12 Months Ended
Dec. 31, 2013
PME Multi-employer plan [Member]
Multiemployer Plans [Line Items]
Percentage of total contribution	5.00%